Table of Contents

 1 Separate Account Six Statement of Assets and Liabilities

 4 Separate Account Six Statement of Operations

 6 Separate Account Six Statement of Changes in Net Assets

 8 Separate Account Six Notes to Financial Statements

 9 Pegasus Statements of Assets and Liabilities

10 Pegasus Statements of Operations

11 Pegasus Statements of Changes in Net Assets

12 Pegasus Portfolio of Investments

29 Pegasus Notes to Financial Statements

34 Pegasus Financial Highlights

Variable annuity contracts are not bank deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risks, including possible loss of the principal amount invested.
                                    HARTFORD
                           LIFE AND ANNUITY INSURANCE
                         COMPANY--SEPARATE ACCOUNT SIX
P.O. BOX 5085
Hartford, Connecticut 06100-5085
Telephone: 1-800-862-6668 (Contract Owners)
     1-800-862-7155 (Investment
                 Representatives)

                          INVESTMENT ADVISER--PEGASUS
                                 VARIABLE FUNDS
First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0344

The Pegasus Pathmaker is a flexible Premium Variable Annuity issued by Hartford Life and Annuity Insurance Company, Simsbury, CT (countrywide except for NY:
ILAVA94NC). The Pegasus Pathmaker Variable Annuity is underwritten by Hartford Securities Distribution Company, Inc.


THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE
INVESTORS UNLESS PRECEDED
OR ACCOMPANIED BY A CURRENT
PROSPECTUS.
                                                                            I
                                                    Pegasus Variable Funds

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                       PCM
                                                                      U.S.
                                                           PCM     GOVERNMENT
                                   PCM         PCM       GLOBAL        AND          PCM          PCM         PCM          PCM
                                 GLOBAL    GROWTH AND     ASSET       HIGH          NEW         MONEY    DIVERSIFIED INTERNATIONAL
                                 GROWTH      INCOME    ALLOCATION    QUALITY   OPPORTUNITIES   MARKET      INCOME       GROWTH
                                  FUND        FUND        FUND      BOND FUND      FUND         FUND        FUND         FUND
                               SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                               ---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
 PUTNAM VT GLOBAL
 GROWTH FUND
  Shares                52,219
  Cost             $   839,855
  Market Value                  $986,409           --          --         --            --          --           --            --
 PUTNAM VT GROWTH
 AND INCOME FUND
  Shares                82,172
  Cost             $ 2,248,289
  Market Value                        --   $2,251,510          --         --            --          --           --            --
 PUTNAM VT GLOBAL
 ASSET ALLOCATION
 FUND
  Shares               107,973
  Cost             $ 1,604,052
  Market Value                        --           --  $1,991,013         --            --          --           --            --
 PUTNAM VT U. S.
 GOVERNMENT &
 HIGH QUALITY
 BOND FUND
  Shares                59,803
  Cost             $   761,382
  Market Value                        --           --          --   $790,597            --          --           --            --
 PUTNAM VT NEW
 OPPORTUNITIES
 FUND
  Shares               276,818
  Cost             $ 5,521,518
  Market Value                        --           --          --         --    $6,873,380          --           --            --
 PUTNAM VT MONEY
 MARKET FUND
  Shares               895,866
  Cost             $   895,866
  Market Value                        --           --          --         --            --    $895,866           --            --
 PUTNAM VT DIVER-
 SIFIED INCOME
 FUND
  Shares                92,414
  Cost             $   976,403
  Market Value                        --           --          --         --            --          --   $1,011,004            --
 PUTNAM VT INTER-
 NATIONAL GROWTH
 FUND
  Shares             1,333,924
  Cost             $15,774,990
  Market Value                        --           --          --         --            --          --                $18,261,422
 Due from Hart-
 ford Life and
 Annuity Insur-
 ance Company                        409        1,613         348      1,748         7,702       1,750        1,751        16,509
 Receivable from
 fund shares sold                     --           --          --         --            --          --           --            --
----------------------------------------------------------------------------------------------------------------------------------
 Total Assets                    986,818    2,253,123   1,991,361    792,345     6,881,082     897,616    1,012,755    18,277,931
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Due to Hartford
 Life and Annuity
 Insurance Com-
 pany                                 --           --          --         --            --          --           --            --
 Payable for fund
 shares purchased                    409        1,613         348      1,748         7,703       1,750        1,751        16,513
----------------------------------------------------------------------------------------------------------------------------------
 Total Liabili-
 ties                               $409       $1,613        $348     $1,748        $7,703      $1,750       $1,751       $16,513
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets
 (variable annu-
 ity contract li-
 abilities)                     $986,409   $2,251,510  $1,991,013   $790,597    $6,873,379    $895,866   $1,011,004   $18,261,418
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

                                    Pegasus Variable Funds

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
June 30, 1998 (Unaudited)

                                        PEGASUS     PEGASUS                 PEGASUS
                                        GROWTH      MID-CAP     PEGASUS    INTRINSIC    PEGASUS
                                       AND VALUE  OPPORTUNITY   GROWTH       VALUE       BOND
                                         FUND        FUND        FUND        FUND        FUND
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
 PEGASUS GROWTH AND
 VALUE FUND
  Shares                    2,929,382
  Cost                    $43,658,193
  Market Value                        $51,147,002         --          --          --          --
 PEGASUS MID-CAP OPPOR-
 TUNITY FUND
  Shares                      973,931
  Cost                    $12,679,043
  Market Value                                --  $14,920,627         --          --          --
 PEGASUS GROWTH FUND
  Shares                    1,103,579
  Cost                    $14,355,075
  Market Value                                --          --  $20,294,818         --          --
 PEGASUS INTRINSIC VALUE
 FUND
  Shares                    1,564,938
  Cost                    $17,320,341
  Market Value                                --          --          --  $18,607,113         --
 PEGASUS BOND FUND
  Shares                    4,484,724
  Cost                    $46,096,680
  Market Value                                --          --          --          --  $47,268,991
 Due from Hartford Life
 and Annuity Insurance
 Company                                   50,967      13,343      18,295      19,962      54,695
 Receivable from fund
 shares sold                                  --          --          --          --          --
-------------------------------------------------------------------------------------------------
 Total Assets                          51,197,969  14,933,970  20,313,113  18,627,075  47,323,686
-------------------------------------------------------------------------------------------------
LIABILITIES:
 Due to Hartford Life
 and Annuity Insurance
 Company                                      --          --          --          --          --
 Payable for fund shares
 purchased                                 41,230      13,363      15,052      19,973      54,695
-------------------------------------------------------------------------------------------------
 Total Liabilities                         41,230      13,363      15,052      19,973      54,695
-------------------------------------------------------------------------------------------------
 Net Assets (variable
 annuity contract lia-
 bilities)                            $51,156,739 $14,920,607 $20,298,061 $18,607,102 $47,268,991
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

    Pegasus Variable Funds
 2

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                UNITS
                                               OWNED BY     UNIT      CONTRACT
                                             PARTICIPANTS   PRICE    LIABILITY
                                  ----------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULA-
 TION PERIOD:
Group Sub-Accounts:
 PCM Global Growth Fund Sub-Account........      53,589   18.406930 $    986,409
 PCM Growth and Income Fund Sub-Account....     177,097   12.697794    2,248,737
 PCM Global Asset Allocation Fund Sub-Ac-
  count....................................     115,369   17.257826    1,991,013
 PCM U.S. Government and High Quality Bond
  Fund Sub-Account.........................      62,251   12.700147      790,597
 PCM New Opportunities Fund Sub-Account....     458,108   14.992989    6,868,404
 PCM Money Market Fund Sub-Account.........     857,629    1.044584      895,866
 PCM Diversified Income Fund Sub-Account...      77,893   12.979366    1,011,004
 PCM International Growth Fund Sub-Account.   1,395,549   13.069579   18,239,240
 Pegasus Growth and Value Fund Sub-Account.   2,771,108   18.442125   51,105,117
 Pegasus Mid-Cap Opportunity Fund Sub-Ac-
  count....................................     831,503   17.928437   14,907,549
 Pegasus Growth Fund Sub-Account...........   1,040,738   19.481510   20,275,146
 Pegasus Intrinsic Value Fund Sub-Account..   1,544,936   12.031471   18,587,856
 Pegasus Bond Fund Sub-Account.............   4,271,866   11.055686   47,228,408
--------------------------------------------------------------------------------
Total Accumulation Period:.................                         $185,135,344
--------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
Group Sub-Accounts:
 PCM Growth and Income Fund Sub-Account....         218   12.697794 $      2,773
 PCM New Opportunities Fund Sub-Account....         332   14.992989        4,975
 PCM International Growth Fund Sub-Account.       1,697   13.069579       22,178
 Pegasus Growth and Value Fund Sub-Account.       2,799   18.442125       51,622
 Pegasus Mid-Cap Opportunity Fund Sub-Ac-
  count....................................         728   17.928437       13,058
 Pegasus Growth Fund Sub-Account...........       1,176   19.481510       22,915
 Pegasus Intrinsic Value Fund Sub-Account..       1,600   12.031471       19,246
 Pegasus Bond Fund Sub-Account.............       3,671   11.055686       40,583
--------------------------------------------------------------------------------
Total Annuity Period:......................                              177,352
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grand Total:...............................                         $185,312,696
--------------------------------------------------------------------------------



The accompanying notes are an integral part of this financial statement.

                                                    Pegasus Variable Funds

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)

                                     PCM         PCM            PCM            PCM          PCM         PCM          PCM
                        PCM        GROWTH    GLOBAL ASSET U.S. GOVERNMENT      NEW         MONEY    DIVERSIFIED INTERNATIONAL
                   GLOBAL GROWTH AND INCOME   ALLOCATION  & HIGH QUALITY  OPPORTUNITIES   MARKET      INCOME       GROWTH
                       FUND         FUND         FUND        BOND FUND        FUND         FUND        FUND         FUND
                    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                              ----------------------------------------------------------------------------------
INVESTMENT IN-
COME:
 Dividends           $ 22,340     $ 28,411     $ 41,279       $39,895       $     --      $18,853     $39,335    $        -
EXPENSES:
 Mortality and
 expense under-
 takings               (6,097)     (11,928)     (13,390)       (5,235)       (40,064)      (5,146)     (6,459)     (111,282)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment
 income (loss)         16,243       16,483       27,889        34,660        (40,064)      13,707      32,876      (111,282)
CAPITAL GAINS IN-
COME                  111,701      185,466      177,309         1,038         75,909           --      16,707             -
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVEST-
MENTS:
 Net realized
 gain (loss) on
 security trans-
 actions                   24          374          892           835         30,280           --          31        96,943
 Net unrealized
 appreciation
 (depreciation)
 of
 investments dur-
 ing the period        28,421      (67,188)     (30,224)      (10,187)       894,391           --     (31,492)    2,716,714
-----------------------------------------------------------------------------------------------------------------------------
 Net gain (loss)
 on investments        28,445      (66,814)     (29,332)       (9,352)       924,671           --     (31,461)    2,813,657
-----------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations            $156,389     $135,135     $175,866       $26,346       $960,516      $13,707     $18,122    $2,702,375
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pegasus Variable Funds
 4

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                           PEGASUS                             PEGASUS
                            GROWTH      PEGASUS    PEGASUS    INTRINSIC   PEGASUS
                          AND VALUE     MID-CAP     GROWTH      VALUE       BOND
                             FUND     OPPORTUNITY    FUND       FUND        FUND
                             SUB-        FUND        SUB-       SUB-        SUB-
                           ACCOUNT    SUB-ACCOUNT  ACCOUNT     ACCOUNT    ACCOUNT
                                                    --------------------------------
INVESTMENT INCOME:
 Dividends                $  153,983   $     --   $       --  $161,921   $1,104,517
EXPENSES:
 Mortality and expense
 undertakings               (309,689)   (89,414)    (124,636) (112,052)    (276,469)
------------------------------------------------------------------------------------
 Net investment income
 (loss)                     (155,706)   (89,414)    (124,636)   49,869      828,048
CAPITAL GAINS INCOME         190,732     81,161       42,400    73,335           --
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Net realized gain
 (loss) on security
 transactions                  1,813      4,119      103,495        29       (1,712)
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    3,089,447    730,224    3,063,336   335,872      395,830
------------------------------------------------------------------------------------
 Net gain (loss) on in-
 vestments                 3,091,260    734,343    3,166,831   335,901      394,118
------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations          $3,126,286   $726,090   $3,084,595  $459,105   $1,222,166
------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

                                    Pegasus Variable Funds

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998 (Unaudited)

                                    PCM          PCM            PCM            PCM                                    PCM
                       PCM        GROWTH     GLOBAL ASSET U.S. GOVERNMENT      NEW          PCM         PCM      INTERNATIONAL
                  GLOBAL GROWTH AND INCOME    ALLOCATION  & HIGH QUALITY  OPPORTUNITIES    MONEY    DIVERSIFIED     GROWTH
                      FUND         FUND          FUND        BOND FUND        FUND      MARKET FUND INCOME FUND      FUND
                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ----------------------------------------------------------------------------
OPERATIONS:
 Net investment
 income (loss)      $ 16,243    $   16,483    $   27,889    $   34,660     $  (40,064)   $ 13,707   $   32,876    $  (111,282)
 Capital gains
 income              111,701       185,466       177,309         1,038         75,909          --       16,707             --
 Net realized
 gain (loss) on
 security trans-
 actions                  24           374           892           835         30,280          --           31         96,943
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                 28,421       (67,188)      (30,224)      (10,187)       894,391          --      (31,492)     2,716,714)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations            156,389       135,135       175,866        26,346        960,516      13,707       18,122      2,702,375
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
TIONS:
 Purchases            26,801       661,478        30,509        84,580      1,475,252     (96,676)      96,304      3,002,736
 Net transfers        54,764       224,450        15,147        68,128       (199,836)    228,711      112,450       (221,149)
 Surrenders          (10,320)      (44,680)      (34,475)      (91,004)      (118,357)    (20,891)     (32,840)      (330,603)
 Net annuity
 transactions             --         2,622            --            --          4,424          --           --         19,140
------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions                71,245       843,870        11,181        61,704      1,161,483     111,144      175,914      2,470,124
------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets          227,634       979,005       187,047        88,050      2,121,999     124,851      194,036      5,172,499
NET ASSETS:
 Beginning of
 Year                758,775     1,272,505     1,803,966       702,547      4,751,380     771,015      816,968     13,088,919
------------------------------------------------------------------------------------------------------------------------------
 End of Year        $986,409    $2,251,510    $1,991,013    $  790,597     $6,873,379    $895,866   $1,011,004    $18,261,418
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR
ENDED DECEMBER
31, 1997
OPERATIONS:
 Net investment
 income (loss)      $  4,124    $   (7,292)   $  202,829    $  156,146     $  (29,035)   $ 13,768   $  181,200    $   108,854
 Capital gains
 income               14,810            --       463,905            --             --          --       33,403             --
 Net realized
 gain (loss) on
 security trans-
 actions              13,653           116       769,450       (52,503)         2,226          --       (6,775)          (658)
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                 52,462        70,409      (348,873)       (4,804)       457,470          --      (85,983)      (230,282)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations             85,049        63,233     1,087,311        98,839        430,661      13,768      121,845       (122,086)
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
TIONS:
 Purchases           285,116       884,913     1,097,790       652,973      1,636,610     217,499    1,212,370      4,400,400
 Net transfers       (90,194)      348,182    (7,521,042)   (2,366,168)     2,761,489     616,768   (3,477,675)     9,006,077
 Surrenders          (29,493)      (23,823)     (245,162)     (141,774)       (77,380)    (77,020)    (105,409)      (195,472)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions               165,429     1,209,272    (6,668,414)   (1,854,969)     4,320,719     757,247   (2,370,714)    13,211,005
------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets          250,478     1,272,505    (5,581,103)   (1,756,130)     4,751,380     771,015   (2,248,869)    13,088,919
NET ASSETS:
 Beginning of
 Year                508,297            --     7,385,069     2,458,677             --          --    3,065,837             --
------------------------------------------------------------------------------------------------------------------------------
 End of Year        $758,775    $1,272,505    $1,803,966    $  702,547     $4,751,380    $771,015   $  816,968    $13,088,919
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pegasus Variable Funds
 6

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
For the Six Months Ended June 30, 1998 (Unaudited)

                                                                 PEGASUS
                           PEGASUS      PEGASUS                   MONEY       PEGASUS
                           GROWTH       MID-CAP      PEGASUS      MARKET     INTRINSIC     PEGASUS       PEGASUS
                          AND VALUE   OPPORTUNITY    GROWTH        FUND        VALUE        BOND      MANAGED ASSETS
                            FUND         FUND         FUND         SUB-        FUND         FUND      BALANCED FUND
                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
 (loss)                  $  (155,706) $   (89,414) $  (124,636)             $    49,869  $   828,048
 Capital gains income        190,732       81,161       42,400                   73,335           --
 Net realized gain
 (loss) on security
 transactions                  1,813        4,119      103,495                       29       (1,712)
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    3,089,447      730,224    3,063,336                  335,872      395,830
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations           3,126,286      726,090    3,084,595                  459,105    1,222,166
--------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                 8,447,525    2,619,280    3,334,902                3,232,048    9,239,921
 Net transfers             2,827,624    1,031,340     (748,420)               1,900,333    5,775,452
 Surrenders               (1,098,964)    (265,523)    (391,201)                (345,414)  (1,077,366)
 Net annuity transac-
 tions                        49,290       12,890       20,531                   19,087       39,879
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from unit transactions   10,225,475    3,397,987    2,215,812                4,806,054   13,977,886
--------------------------------------------------------------------------------------------------------------------
 Total increase (de-
 crease) in net assets    13,351,761    4,124,077    5,300,407                5,265,159   15,200,052
NET ASSETS:
 Beginning of Year        37,804,978   10,796,530   14,997,654               13,341,943   32,068,939
--------------------------------------------------------------------------------------------------------------------
 End of Year             $51,156,739  $14,920,607  $20,298,061              $18,607,102  $47,268,991
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
OPERATIONS:
 Net investment income
 (loss)                  $  (114,063) $  (122,241) $  (152,233) $   23,014  $    22,796  $   642,777   $     7,548
 Capital gains income        766,624    1,590,529    1,076,636          --       45,262       19,484       180,913
 Net realized gain
 (loss) on security
 transactions                 (3,216)     501,302      623,125          --       (1,872)      (2,027)    2,663,920
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    3,560,218      189,167    1,161,170          --      950,900      776,480    (1,086,285)
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations           4,209,563    2,158,757    2,708,698      23,014    1,017,086    1,436,714     1,766,096
--------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                13,843,170    4,429,654    6,126,101     126,745    4,633,265   12,346,781     4,616,463
 Net transfers            12,589,078   (3,940,241)  (4,245,608) (1,462,029)   7,904,486   18,871,440   (24,292,348)
 Surrenders                 (736,816)    (378,113)    (464,118)    (31,103)    (212,894)    (585,996)     (486,478)
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from unit transactions   25,695,432      111,300    1,416,375  (1,366,387)  12,324,857   30,632,225   (20,162,363)
--------------------------------------------------------------------------------------------------------------------
 Total increase (de-
 crease) in net assets    29,904,995    2,270,057    4,125,073  (1,343,373)  13,341,943   32,068,939   (18,396,267)
NET ASSETS:
 Beginning of Year         7,899,983    8,526,473   10,872,581   1,343,373           --           --    18,396,267
--------------------------------------------------------------------------------------------------------------------
 End of Year             $37,804,978  $10,796,530  $14,997,654  $       --  $13,341,943  $32,068,939   $        --
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                    Pegasus Variable Funds

SEPARATE ACCOUNT SIX
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

1.ORGANIZATION:

 Separate Account Six (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.
2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

 a)Security Transactions--

  Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

 b)Security Valuation--

  The investment in shares of the Putnam Variable Trust Funds (Putnam VT Global Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT New Opportunities Fund, Putnam VT Money Market Fund and Putnam VT International Growth Fund) or the Pegasus Variable Funds (Pegasus Growth and Value Fund, Pegasus Mid-Cap Opportunity Fund, Pegasus Growth Fund, Pegasus Intrinsic Value Fund, and Pegasus Bond Fund) are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

 c)Federal Income Taxes--

  The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

 d) Use of Estimates--

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

 a)Mortality and Expense Undertakings--

  The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

 b)Deduction of Annual Maintenance Fee--

  Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

    Pegasus Variable Funds
  8

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                        MID-CAP                  INTRINSIC
                          GROWTH AND  OPPORTUNITY    GROWTH        VALUE       BOND
                          VALUE FUND     FUND         FUND         FUND        FUND
                                --------------------------------------------------------
ASSETS:
Investment in securi-
ties:
 At cost                  $45,580,803 $13,913,958  $14,601,086  $18,153,397 $47,702,834
----------------------------------------------------------------------------------------
 At value (Note 2)        $52,634,305 $16,571,421  $21,297,994  $19,197,931 $48,981,754
Receivable for securi-
ties sold                          --     247,859           --           --          --
Receivable for shares
purchased                      50,973      13,348       18,298       19,973      54,695
Income receivable              40,920       9,194       10,590       22,649     505,925
Deferred organization
costs, net (Note 2)            10,549      10,533       10,533           --          --
Prepaids and other as-
sets                            2,544       5,842        2,953        9,668      12,151
----------------------------------------------------------------------------------------
 TOTAL ASSETS              52,739,291  16,858,197   21,340,368   19,250,221  49,554,525
----------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities
purchased                     543,034     970,484           --           --          --
Payable for variation
margin on futures con-
tracts                         19,125       2,775           --        8,500          --
Accrued investment advi-
sory fees                      24,702       7,260       10,182        9,139      16,097
Accrued administration
fees                            6,175       1,815        2,546        2,285       6,036
Accrued custodial fees          2,557       2,491          649          795       1,662
Other payables and ac-
crued expenses                     --       5,304        8,158           --          --
----------------------------------------------------------------------------------------
 TOTAL LIABILITIES            595,593     990,129       21,535       20,719      23,795
----------------------------------------------------------------------------------------
 NET ASSETS               $52,143,698 $15,868,068  $21,318,833  $19,229,502 $49,530,730
----------------------------------------------------------------------------------------
Net assets consist of:
Capital shares (unlim-
ited number of shares
authorized, par value
$.10 per share)           $   298,580 $   103,564  $   115,931  $   161,718 $   469,892
Additional paid-in capi-
tal                        43,950,052  12,734,988   14,099,031   17,687,239  47,777,563
Accumulated undistrib-
uted net investment in-
come (loss)                     8,344      (9,394)     (17,940)      16,635      (5,627)
Accumulated undistrib-
uted net realized gains
on investments and
financial futures             788,497     379,847      424,903      311,487       9,982
Net unrealized apprecia-
tion on investments and
financial futures           7,098,225   2,659,063    6,696,908    1,052,423   1,278,920
----------------------------------------------------------------------------------------
 NET ASSETS               $52,143,698 $15,868,068  $21,318,833  $19,229,502 $49,530,730
----------------------------------------------------------------------------------------
Shares of capital stock
outstanding                 2,985,798   1,035,642    1,159,314    1,617,177   4,698,923
----------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $     17.46 $     15.32  $     18.39  $     11.89 $     10.54

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                    Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                          GROWTH AND      MID-CAP        GROWTH    INTRINSIC
                          VALUE FUND  OPPORTUNITY FUND    FUND     VALUE FUND BOND FUND
                                ---------------------------------------------------------
INVESTMENT INCOME:
 Interest                 $   52,593      $ 10,903     $   13,224   $ 68,003  $1,309,966
 Dividends                   309,143        43,693         55,261    192,442          --
-----------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME     361,736        54,596         68,485    260,445   1,309,966
-----------------------------------------------------------------------------------------
EXPENSES (NOTES 2, 3 AND
5):
 Investment advisory
 fees                        135,625        41,111         56,299     49,883      83,382
 Administration fees          33,906        10,278         14,075     12,471      31,268
 Professional fees            24,247        16,998         18,902     14,713      19,293
 Custodial fee                17,948        17,517          8,521      9,448      14,108
 Amortization of de-
 ferred organization
 costs                         2,880         2,880          2,880         --          --
 Printing                      4,967         2,706          4,355      2,706       2,706
 Registration, filing
 fees and other expenses       7,304         9,070          5,099      4,720       7,029
 Less: Expense reim-
 bursement                   (12,486)      (35,576)       (21,133)   (15,096)     (1,759)
-----------------------------------------------------------------------------------------
 NET EXPENSES                214,391        64,984         88,998     78,845     156,027
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
(LOSS)                       147,345       (10,388)       (20,513)   181,600   1,153,939
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAINS ON INVESTMENTS:
 Net realized gains
 (losses):
 on investment transac-
 tions                       618,965       369,853        426,260    238,966       9,901
 on financial futures        173,732        20,624         (1,268)    72,544          --
 Net change in
 unrealized appreciation
 on investments and fi-
 nancial futures           2,572,667       501,090      2,973,263    106,821     425,637
-----------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAINS ON IN-
VESTMENTS                  3,365,364       891,567      3,398,255    418,331     435,538
-----------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
SETS FROM OPERATIONS      $3,512,709      $881,179     $3,377,742   $599,931  $1,589,477
-----------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    Pegasus Variable Funds
10

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   GROWTH AND VALUE FUND        MID-CAP OPPORTUNITY FUND
                  -----------------------------------------------------------------------------------------------------
                                               Six Months Ended  Year Ended   Six Months Ended  Year Ended
                                                June 30, 1998   December 31,   June 30, 1998   December 31,
                                                 (Unaudited)        1997        (Unaudited)        1997
                  -----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income (loss)                                   $   147,345    $   206,522     $   (10,388)   $     4,129
 Net realized
 gains                                               792,697        837,720         390,477      1,743,002
 Net change in
 unrealized
 appreciation on
 investments and
 financial
 futures                                           2,572,667      3,665,139         501,090        725,115
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations                                        3,512,709      4,709,381         881,179      2,472,246
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net
 investment
 income                                             (157,166)      (195,276)            --          (3,201)
 From realized
 gains                                              (194,536)      (785,704)        (86,669)    (1,732,223)
------------------------------------------------------------------------------------------------------------------------------------
 Total
 distributions                                      (351,702)      (980,980)        (86,669)    (1,735,424)
------------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold                                      10,559,335     26,172,441       3,612,170      4,779,295
 Net asset value
 of shares issued
 in
 reinvestment of distributions to shareholders       351,702        980,980          86,668      1,735,424
------------------------------------------------------------------------------------------------------------------------------------
                                                  10,911,037     27,153,421       3,698,838      6,514,719
 Less: payments
 for shares
 redeemed                                           (633,543)      (779,182)       (293,510)    (4,798,971)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions                                     10,277,494     26,374,239       3,405,328      1,715,748
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS                                        13,438,501     30,102,640       4,199,838      2,452,570
NET ASSETS:
 Beginning of
 period                                           38,705,197      8,602,557      11,668,230      9,215,660
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                   $52,143,698    $38,705,197     $15,868,068    $11,668,230
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Shares sold                                         615,748      1,722,895         236,405        318,480
 Shares issued in
 reinvestment of
 distributions to
 shareholders                                         20,439         61,654           5,993        120,944
------------------------------------------------------------------------------------------------------------------------------------
                                                     636,187      1,784,549         242,398        439,424
 Less: shares
 redeemed                                            (35,999)       (50,917)        (18,268)      (312,599)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING                                          600,188      1,733,632         224,130        126,825
CAPITAL SHARES:
 Beginning of
 period                                            2,385,610        651,978         811,512        684,687
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                     2,985,798      2,385,610       1,035,642        811,512
------------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH FUND               INTRINSIC VALUE FUND
                  -----------------------------------------------------------------------------------------
                                               Six Months Ended  Year Ended   Six Months Ended Period Ended
                                                June 30, 1998   December 31,   June 30, 1998   December 31,
                                                 (Unaudited)        1997        (Unaudited)      1997(1)
                  -----------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income (loss)                                   $   (20,513)   $    28,340     $   181,600    $   115,690
 Net realized
 gains                                               424,992      1,211,616         311,510        123,169
 Net change in
 unrealized
 appreciation on
 investments and
 financial
 futures                                           2,973,263      1,819,220         106,821        945,602
-----------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations                                        3,377,742      3,059,176         599,931      1,184,461
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net
 investment
 income                                                  --         (26,849)       (167,876)      (112,779)
 From realized
 gains                                               (44,524)    (1,140,567)        (75,897)       (47,295)
-----------------------------------------------------------------------------------------------------------
 Total
 distributions                                       (44,524)    (1,167,416)       (243,773)      (160,074)
-----------------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold                                       3,905,320      6,512,260       4,755,243     13,088,467
 Net asset value
 of shares issued
 in
 reinvestment of distributions to shareholders        44,524      1,167,416         243,773        160,074
-----------------------------------------------------------------------------------------------------------
                                                   3,949,844      7,679,676       4,999,016     13,248,541
 Less: payments
 for shares
 redeemed                                         (1,804,140)    (5,273,546)        (51,230)      (347,370)
-----------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions                                      2,145,704      2,406,130       4,947,786     12,901,171
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS                                         5,478,922      4,297,890       5,303,944     13,925,558
NET ASSETS:
 Beginning of
 period                                           15,839,911     11,542,021      13,925,558             --
-----------------------------------------------------------------------------------------------------------
 End of period                                   $21,318,833    $15,839,911     $19,229,502    $13,925,558
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Shares sold                                         227,568        428,650         393,244      1,224,500
 Shares issued in
 reinvestment of
 distributions to
 shareholders                                          2,611         74,931          20,271         14,079
-----------------------------------------------------------------------------------------------------------
                                                     230,179        503,581         413,515      1,238,579
 Less: shares
 redeemed                                           (100,216)      (343,565)         (4,214)       (30,703)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING                                          129,963        160,016         409,301      1,207,876
CAPITAL SHARES:
 Beginning of
 period                                            1,029,351        869,335       1,207,876             --
-----------------------------------------------------------------------------------------------------------
 End of period                                     1,159,314      1,029,351       1,617,177      1,207,876
-----------------------------------------------------------------------------------------------------------

                                                         BOND FUND
                                              ------------------------------
                                               Six Months Ended Period Ended
                                                June 30, 1998   December 31,
                                                 (Unaudited)      1997(1)
                                              ------------------------------
FROM OPERATIONS:
 Net investment
 income (loss)                                   $ 1,153,939    $   921,773
 Net realized
 gains                                                 9,901         20,905
 Net change in
 unrealized
 appreciation on
 investments and
 financial
 futures                                             425,637        853,283
---------------------------------------------------------------------------
 Net increase in
 net assets from
 operations                                        1,589,477      1,795,961
---------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net
 investment
 income                                           (1,165,658)      (915,681)
 From realized
 gains                                                   --         (20,824)
---------------------------------------------------------------------------
 Total
 distributions                                    (1,165,658)      (936,505)
---------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold                                      14,715,191     33,072,130
 Net asset value
 of shares issued
 in
 reinvestment of distributions to shareholders     1,165,658        936,505
---------------------------------------------------------------------------
                                                  15,880,849     34,008,635
 Less: payments
 for shares
 redeemed                                         (1,003,808)      (638,221)
---------------------------------------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions                                     14,877,041     33,370,414
---------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS                                        15,300,860     34,229,870
NET ASSETS:
 Beginning of
 period                                           34,229,870             --
---------------------------------------------------------------------------
 End of period                                   $49,530,730    $34,229,870
---------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Shares sold                                       1,403,852      3,249,652
 Shares issued in
 reinvestment of
 distributions to
 shareholders                                        111,397         90,681
---------------------------------------------------------------------------
                                                   1,515,249      3,340,333
 Less: shares
 redeemed                                            (95,443)       (61,216)
---------------------------------------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING                                        1,419,806      3,279,117
CAPITAL SHARES:
 Beginning of
 period                                            3,279,117             --
---------------------------------------------------------------------------
 End of period                                     4,698,923      3,279,117
---------------------------------------------------------------------------

(1)For the period May 1, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

                                    Pegasus Variable Funds

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
TEMPORARY CASH INVESTMENTS -- 7.43%
  Pegasus Cash Management Fund Class I (in shares).....  2,312,357  $ 2,312,357
  Salomon Brothers, Revolving Repurchase Agreement,
   6.03%, 7/1/98 (secured by various U.S. Treasury
   Bills and Strips with maturities ranging from
   8/15/98 through 5/15/08, all held at Chase Bank).... $1,500,000    1,500,000
  U.S. Treasury Bills, 9/17/98(1)......................     50,000       49,472
  U.S. Treasury Bills, 9/24/98(1)......................     50,000       49,429
                                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS.......................               3,911,258
                                                                    -----------
 (Cost $3,911,258)
                                                          SHARES
                                                          ------
COMMON STOCKS -- 92.57%
 Aerospace -- 1.27%
  Boeing Co............................................     15,000      668,437
                                                                    -----------
 Banks -- 4.67%
  Bankamerica Corp.....................................     12,000    1,037,250
  Norwest Corp.........................................     38,000    1,420,250
                                                                    -----------
                                                                      2,457,500
                                                                    -----------
 Business Machines -- 4.12%
  Compaq Computer Corp.................................     17,000      482,375
  Electronic Data Systems Corp.........................     27,000    1,080,000
  Gateway 2000, Inc....................................     12,000      607,500
                                                                    -----------
                                                                      2,169,875
                                                                    -----------
 Business Services -- 2.35%
  Auto Data Processing, Inc............................     17,000    1,238,875
                                                                    -----------
 Chemicals -- 2.07%
  Sigma-Aldrich Corp...................................     31,000    1,088,875
                                                                    -----------
 Construction -- 3.24%
  Masco Corp...........................................     21,000    1,270,500
  York International Corp..............................     10,000      435,625
                                                                    -----------
                                                                      1,706,125
                                                                    -----------
 Consumer Durables -- 2.56%
  Newell Co............................................     27,000    1,344,937
                                                                    -----------
 Containers -- 1.53%
  Crown Cork & Seal Co., Inc...........................     17,000      807,500
                                                                    -----------
 Drugs and Medicine -- 10.97%
  Abbott Laboratories Corp.............................     27,000    1,103,625
  American Home Products Corp..........................     26,000    1,345,500
  Bristol-Myers Squibb Co..............................     14,600    1,678,088
  Schering-Plough Corp.................................     18,000    1,649,250
                                                                    -----------
                                                                      5,776,463
                                                                    -----------

    Pegasus Variable Funds
 12

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Electronics -- 7.96%
  Amp, Inc.................................................. 31,000 $ 1,065,625
  Andrew Corp............................................... 24,000     433,500
  First Data Corp........................................... 37,000   1,232,563
  Hewlett Packard Co........................................  7,000     419,125
  Intel Corp................................................ 14,000   1,037,750
                                                                    -----------
                                                                      4,188,563
                                                                    -----------
 Energy and Utilities -- 8.82%
  Enron Corp................................................ 19,000   1,027,187
  FPL Group, Inc............................................ 21,000   1,323,000
  MCN Energy Group, Inc..................................... 36,000     895,500
  Pinnacle West Capital Corp................................ 31,000   1,395,000
                                                                    -----------
                                                                      4,640,687
                                                                    -----------
 Energy Raw Materials -- 2.21%
  Schlumberger Ltd.......................................... 17,000   1,161,313
                                                                    -----------
 Food and Agriculture -- 7.94%
  Bestfoods................................................. 23,000   1,335,438
  ConAgra, Inc.............................................. 43,000   1,362,562
  PepsiCo, Inc.............................................. 36,000   1,482,750
                                                                    -----------
                                                                      4,180,750
                                                                    -----------
 Insurance -- 4.08%
  American International Group, Inc.........................  7,000   1,022,000
  Chubb Corp................................................ 14,000   1,125,250
                                                                    -----------
                                                                      2,147,250
                                                                    -----------
 International Oil -- 3.34%
  British Petroleum PLC ADR................................. 12,081   1,066,148
  Mobil Corp................................................  9,000     689,625
                                                                    -----------
                                                                      1,755,773
                                                                    -----------
 Liquor -- 2.24%
  Anheuser-Busch Companies, Inc............................. 25,000   1,179,687
                                                                    -----------
 Media -- 5.58%
  Gannett Co., Inc.......................................... 17,000   1,208,062
  Washington Post Co., Class B..............................  3,000   1,728,000
                                                                    -----------
                                                                      2,936,062
                                                                    -----------
 Miscellaneous & Conglomerates -- 2.87%
  Cognizant Corp............................................ 24,000   1,512,000
                                                                    -----------
 Miscellaneous Finance -- 3.10%
  Federal Home Loan Mortgage Corp........................... 16,000     753,000
  PMI Group, Inc............................................ 12,000     880,500
                                                                    -----------
                                                                      1,633,500
                                                                    -----------
 Non-Durables and Entertainment -- 2.27%
  Kimberly-Clark Corp....................................... 26,000   1,192,750
                                                                    -----------

                                                    Pegasus Variable Funds

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Producer Goods -- 2.21%
  Dover Corp................................................ 34,000 $ 1,164,500
                                                                    -----------
 Retail -- 2.38%
  Officemax, Inc.*.......................................... 76,000   1,254,000
                                                                    -----------
 Telephone -- 4.78%
  Bell Atlantic Corp........................................ 22,000   1,003,750
  Century Telephone Enterprises, Inc........................ 33,000   1,513,875
                                                                    -----------
                                                                      2,517,625
                                                                    -----------
TOTAL COMMON STOCKS.........................................         48,723,047
                                                                    -----------
 (Cost $41,669,545)
TOTAL INVESTMENTS...........................................        $52,634,305
                                                                    ===========
 (Cost $45,580,803)

 *Non-income producing security.
(1)Securities represent the margin deposit for the futures contracts.

FUTURES CONTRACTS

                                                          UNDERLYING
                                               EXPIRATION FACE AMOUNT UNREALIZED
 PURCHASED                                        DATE     AT VALUE      GAIN
--------------------------------------------------------------------------------
9 S&P 500.....................................    9/98    $2,571,750   $44,723

    Pegasus Variable Funds
 14

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                      DESCRIPTION                        FACE AMOUNT    VALUE
                      -----------                        -----------   ------
TEMPORARY CASH INVESTMENTS -- 7.51%
 Pegasus Cash Management Fund Class I (in shares).......   1,215,612 $ 1,215,612
 U.S. Treasury Bills, 9/17/98 (1)....................... $    20,000      19,789
 U.S. Treasury Bills, 9/24/98 (1).......................      10,000       9,886
                                                                     -----------
TOTAL TEMPORARY CASH INVESTMENTS........................               1,245,287
                                                                     -----------
 (Cost $1,245,287)
                                                           SHARES
                                                           ------
COMMON STOCKS -- 92.49%
 Apparel -- 1.81%
  Tommy Hilfiger Corp...................................       4,800     300,000
                                                                     -----------
 Banks -- 8.51%
  Associated Banc Corp..................................       5,847     219,993
  Charter One Financial, Inc............................      14,200     478,363
  First Tennessee National Corp.........................       4,900     154,656
  Peoples Heritage Financial Group......................       8,200     193,725
  TCF Financial Corp....................................      12,300     362,850
                                                                     -----------
                                                                       1,409,587
                                                                     -----------
 Business Machines -- 2.12%
  Comdisco, Inc.........................................       8,700     165,300
  Xilinx, Inc...........................................       5,450     185,300
                                                                     -----------
                                                                         350,600
                                                                     -----------
 Business Services -- 9.82%
  CDI Corp.*............................................       4,500     120,375
  DST Systems, Inc.*....................................       6,700     375,200
  Hon Industries, Inc...................................       9,800     333,200
  National Data Corp....................................       4,900     214,375
  Omnicom Group, Inc....................................       4,100     204,488
  SunGard Data Systems, Inc.*...........................       9,900     379,912
                                                                     -----------
                                                                       1,627,550
                                                                     -----------
 Construction -- 3.95%
  Applied Power, Inc....................................       7,000     240,625
  Crane Co..............................................       8,525     413,995
                                                                     -----------
                                                                         654,620
                                                                     -----------
 Consumer Durables -- 1.61%
  Leggett & Platt, Inc..................................      10,700     267,500
                                                                     -----------
 Containers -- 1.73%
  AptarGroup, Inc.......................................       4,600     286,063
                                                                     -----------
 Drugs and Medicine -- 4.55%
  Health Care & Retirement Corp.*.......................       5,100     201,131
  Quorum Health Group, Inc.*............................       8,450     223,925
  Sybron International Corp.*...........................      13,000     328,250
                                                                     -----------
                                                                         753,306
                                                                     -----------

                                                    Pegasus Variable Funds

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Electronics -- 6.72%
  Belden, Inc............................................... 8,300  $   254,188
  KEMET Corp.*.............................................. 5,400       71,044
  Microchip Technology, Inc.*............................... 6,800      177,650
  Molex, Inc. Class A Non-Voting............................ 6,213      145,229
  Lexmark International Group, Inc., Class A................ 5,700      347,700
  Teradyne, Inc.*........................................... 4,400      117,700
                                                                    -----------
                                                                      1,113,511
                                                                    -----------
 Energy Raw Materials -- 2.56%
  Apache Corp............................................... 7,100      233,650
  Noble Affiliates, Inc..................................... 5,300      201,400
                                                                    -----------
                                                                        425,050
                                                                    -----------
 Food and Agriculture -- 1.18%
  US Foodservice, Inc....................................... 5,600      196,350
                                                                    -----------
 Insurance -- 3.12%
  Capital RE Corp........................................... 4,900      350,962
  Transatlantic Holdings, Inc............................... 2,150      166,222
                                                                    -----------
                                                                        517,184
                                                                    -----------
 International Oil -- 1.40%
  Camco International, Inc.................................. 1,900      147,963
  Global Industries, Ltd.................................... 5,000       84,375
                                                                    -----------
                                                                        232,338
                                                                    -----------
 Miscellaneous and Conglomerates -- 6.87%
  DENTSPLY International, Inc............................... 6,200      155,000
  Essex International, Inc.................................. 6,200      146,475
  Health Management Associates, Inc. Class A*............... 3,562      119,104
  Littlefuse, Inc.*......................................... 6,900      174,225
  Waters Corp............................................... 5,300      312,369
  Young & Rubicam, Inc...................................... 7,200      230,400
                                                                    -----------
                                                                      1,137,573
                                                                    -----------
 Miscellaneous Finance -- 13.75%
  CMAC Investment Corp...................................... 3,700      227,550
  Edwards (A.G.), Inc....................................... 5,950      253,991
  Everest Reinsurance Holdings, Inc......................... 7,800      299,812
  Executive Risk, Inc....................................... 3,200      236,000
  FINOVA Group, Inc......................................... 6,500      368,063
  Heller Financial, Inc..................................... 9,200      276,000
  Idex Corp................................................. 6,275      216,487
  PMI Group, Inc............................................ 2,850      209,119
  Waddell & Reed Financial Class A.......................... 7,900      189,106
                                                                    -----------
                                                                      2,276,128
                                                                    -----------

    Pegasus Variable Funds
 16

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Motor Vehicles -- 5.65%
  Borg Warner Automotive, Inc...............................  5,200 $   249,925
  Donaldson Co., Inc........................................  5,700     134,662
  Harley-Davidson, Inc......................................  8,000     310,000
  Tower Automotive, Inc.....................................  5,600     240,100
                                                                    -----------
                                                                        934,687
                                                                    -----------
 Non-Durables and Entertainment -- 0.91%
  Lancaster Colony Corp.....................................  4,000     151,500
                                                                    -----------
 Non-Ferrous Metals -- 0.98%
  DT Industries, Inc........................................  6,700     162,475
                                                                    -----------
 Producer Goods -- 6.51%
  Ametek Inc................................................  5,900     172,944
  Harsco Corp...............................................  5,400     247,387
  Hubbell, Inc. Class B.....................................  5,100     212,287
  Juno Lighting, Inc........................................  9,400     222,075
  Teleflex, Inc.............................................  5,900     224,200
                                                                    -----------
                                                                      1,078,893
                                                                    -----------
 Retail -- 7.62%
  Kohls Corp.*..............................................  3,600     186,750
  Proffitts, Inc.*.......................................... 10,400     419,900
  Mens Wearhouse, Inc.......................................  9,350     308,550
  Zale Corp.*............................................... 10,900     346,756
                                                                    -----------
                                                                      1,261,956
                                                                    -----------
 Travel and Recreation -- 1.14%
  Galileo International, Inc................................  4,200     189,263
                                                                    -----------
TOTAL COMMON STOCKS.........................................         15,326,134
                                                                    -----------
 (Cost $12,668,671)
TOTAL INVESTMENTS...........................................        $16,571,421
                                                                    ===========
 (Cost $13,913,958)

 *Non-income producing security.
(1)Securities represent the margin deposit on the futures contracts.

FUTURES CONTRACT

                                    EXPIRATION UNDERLYING FACE AMOUNT UNREALIZED
PURCHASED                              DATE           AT VALUE           GAIN
---------                           ---------- ---------------------- ----------
 2 Mid-Cap. 400 Futures............    9/98           $364,600          $1,600

                                                    Pegasus Variable Funds

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------    ------
TEMPORARY CASH INVESTMENT -- 1.28%
 Pegasus Cash Management Fund Class I......................  273,250 $  273,250
                                                                     ----------
 (Cost $273,250)
COMMON STOCKS -- 98.72%
 Banks -- 5.19%
  MBNA Corp................................................   11,500    379,500
  Norwest Corp.............................................   12,000    448,500
  State Street Corp........................................    4,000    278,000
                                                                     ----------
                                                                      1,106,000
                                                                     ----------
 Business Machines -- 11.97%
  Cisco System, Inc........................................    8,000    736,500
  Dell Computer Corp.......................................    4,000    371,250
  Microsoft Corp. *........................................    8,000    867,000
  Silicon Graphics *.......................................   11,500    139,438
  Sun Microsystems, Inc....................................   10,000    434,375
                                                                     ----------
                                                                      2,548,563
                                                                     ----------
 Business Services -- 6.02%
  Cendant Corp.............................................   20,000    417,500
  Computer Associates International, Inc...................    9,000    500,062
  Interpublic Group of Companies, Inc......................    6,000    364,125
                                                                     ----------
                                                                      1,281,687
                                                                     ----------
 Consumer Durables -- 1.28%
  Staples, Inc.............................................    9,400    272,013
                                                                     ----------
 Drugs and Medicine -- 17.33%
  American Home Products Corp..............................    8,000    414,000
  Amgen, Inc. *............................................    7,000    457,625
  Guidant Corp.............................................    6,500    463,531
  Johnson & Johnson........................................    3,500    258,125
  Mylan Laboratories, Inc..................................   12,000    360,750
  Pfizer, Inc..............................................    4,500    489,094
  Smithkline Beecham PLC ADR...............................    8,000    484,000
  Stryker Corp.............................................   10,000    383,750
  United Healthcare Corp...................................    6,000    381,000
                                                                     ----------
                                                                      3,691,875
                                                                     ----------
 Electronics -- 8.00%
  3Com Corp................................................   14,000    429,625
  Altera Corp..............................................   10,500    310,406
  Intel Corp...............................................    8,500    630,063
  Lucent Technologies, Inc.................................    4,000    332,750
                                                                     ----------
                                                                      1,702,844
                                                                     ----------
 Energy and Utilities -- 2.22%
  AES Corp. *..............................................    9,000    473,062
                                                                     ----------

    Pegasus Variable Funds
 18

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES   VALUE
                         -----------                          ------   ------
 Energy Raw Materials -- 2.49%
  Baker Hughes, Inc..........................................  8,000 $  276,500
  Western Atlas, Inc. *......................................  3,000    254,625
                                                                     ----------
                                                                        531,125
                                                                     ----------
 Food and Agriculture -- 3.54%
  Coca Cola Co...............................................  4,000    342,000
  PepsiCo, Inc............................................... 10,000    411,875
                                                                     ----------
                                                                        753,875
                                                                     ----------
 Insurance -- 2.79%
  AFLAC, Inc.................................................  7,000    212,188
  UNUM Corp..................................................  6,900    382,950
                                                                     ----------
                                                                        595,138
                                                                     ----------
 Miscellaneous and Conglomerates -- 5.39%
  Elan PLC ADR *............................................. 10,000    643,125
  Tyco International, LTD....................................  8,000    504,000
                                                                     ----------
                                                                      1,147,125
                                                                     ----------
 Miscellaneous Finance -- 4.34%
  Associates First Capital...................................  5,000    384,375
  Federal Home Loan Mortgage Corp............................  6,000    282,375
  MGIC Investment Corp.......................................  4,500    256,781
                                                                     ----------
                                                                        923,531
                                                                     ----------
 Non-Durables and Entertainment -- 2.21%
  Service Corp. International................................ 11,000    471,625
                                                                     ----------
 Producer Goods -- 4.44%
  General Electric Co........................................  6,000    546,000
  Illinois Tool Works, Inc...................................  6,000    400,125
                                                                     ----------
                                                                        946,125
                                                                     ----------
 Retail -- 7.24%
  Dollar General Corp........................................ 11,250    445,078
  Home Depot, Inc............................................  6,750    560,672
  Officemax, Inc............................................. 15,000    247,500
  Walgreen Co................................................  7,000    289,187
                                                                     ----------
                                                                      1,542,437
                                                                     ----------
 Soaps And Cosmetics -- 1.28%
  Procter & Gamble Co........................................  3,000    273,188
                                                                     ----------
 Telephone -- 7.48%
  AirTouch Communications, Inc. *............................ 11,000    642,812
  Tellabs, Inc...............................................  6,500    465,563
  WorldCom, Inc.............................................. 10,000    484,375
                                                                     ----------
                                                                      1,592,750
                                                                     ----------
 Tobacco -- 1.66%
  Philip Morris Companies, Inc...............................  9,000    354,375
                                                                     ----------

                                                    Pegasus Variable Funds

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Travel and Recreation -- 3.84%
  Carnival Corp., Class A................................... 14,000 $   554,750
  Disney (Walt) Co..........................................  2,500     262,656
                                                                    -----------
                                                                        817,406
                                                                    -----------
TOTAL COMMON STOCKS.........................................         21,024,744
                                                                    -----------
 (Cost $14,327,836)
TOTAL INVESTMENTS...........................................        $21,297,994
                                                                    ===========
 (Cost $14,601,086)

*Non-income producing security

    Pegasus Variable Funds
 20

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                      DESCRIPTION                        FACE AMOUNT    VALUE
                      -----------                        -----------   ------
TEMPORARY CASH INVESTMENTS -- 8.26%
 Pegasus Cash Management Fund Class I (in shares).......  1,535,649  $ 1,535,649
 U.S. Treasury Bill, 9/17/98(1)......................... $   20,000       19,789
 U.S. Treasury Bill, 9/24/98(1).........................     30,000       29,657
                                                                     -----------
TOTAL TEMPORARY CASH INVESTMENTS........................               1,585,095
                                                                     -----------
 (Cost $1,585,095)
CONVERTIBLE BONDS -- 9.22%
 Nac Re Corp., 5.25%, 12/15/02..........................    410,000      456,125
 Pep Boys, Zero Coupon, 9/20/11.........................    450,000      246,938
 Potomac Electric Power Co., 5.00%, 9/1/02..............    376,000      366,600
 Roche Holding Inc. Zero Coupon, 5/6/12.................  1,450,000      700,538
                                                                     -----------
TOTAL CONVERTIBLE BONDS.................................               1,770,201
                                                                     -----------
 (Cost $1,698,702)
                                                           SHARES
                                                           ------
NON-CONVERTIBLE PREFERRED STOCK -- 1.11%
 Finance -- 1.16%
  Salomon Inc., 7.625% Preferred........................      4,500      214,312
                                                                     -----------
 (Cost $161,544)
COMMON STOCKS -- 81.41%
 Aerospace -- 4.41%
  Lockheed Martin Corp..................................      8,000      847,000
                                                                     -----------
 Apparel -- 5.45%
  Payless Shoesource, Inc.*.............................      7,500      552,656
  Unifi, Inc............................................     14,400      493,200
                                                                     -----------
                                                                       1,045,856
                                                                     -----------
 Banks -- 2.13%
  Pacific Century Financial Corp........................     17,000      408,000
                                                                     -----------
 Business Services -- 1.82%
  Grey Advertising, Inc.................................        880      348,480
                                                                     -----------
 Chemicals -- 2.10%
  NCH Corp..............................................      6,300      403,594
                                                                     -----------
 Consumer Durables -- 0.69%
  National Presto Industries, Inc.......................      3,400      132,387
                                                                     -----------
 Domestic Oil -- 0.77%
  Atlantic Richfield Co.................................      1,900      148,438
                                                                     -----------
 Drugs and Medicine -- 2.78%
  Arch Coal, Inc........................................     15,900      395,513
  Block Drug, Inc., Class A.............................      3,630      137,940
                                                                     -----------
                                                                         533,453
                                                                     -----------
 Energy and Utilities -- 6.85%
  Sierra Pacific Resources..............................      8,800      319,550
  SJW Corp..............................................      2,900      171,100
  Southwest Gas Corp....................................     11,900      290,806
  St. Joeseph Light & Power Co..........................     11,200      208,600
  Washington Water Power Co.............................     14,500      325,344
                                                                     -----------
                                                                       1,315,400
                                                                     -----------

                                                    Pegasus Variable Funds

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Food and Agriculture -- 4.52%
  Farmer Brothers Co........................................  2,100 $   501,900
  Tate & Lyle PLC Sponsored................................. 11,500     365,142
                                                                    -----------
                                                                        867,042
                                                                    -----------
 Insurance -- 12.49%
  American National Insurance Co............................  5,800     610,450
  Citizens Corp............................................. 14,900     466,556
  Financial Security Assurance Holdings.....................  5,300     311,375
  Ohio Casualty Corp........................................  4,850     214,613
  Old Republic International Corp........................... 19,050     558,403
  Safeco Corp...............................................  5,200     236,275
                                                                    -----------
                                                                      2,397,672
                                                                    -----------
 International Oil -- 0.61%
  Amoco Corp................................................  2,800     116,550
                                                                    -----------
 Liquor -- 2.16%
  Diageo PLC................................................  8,608     414,798
                                                                    -----------
 Miscellaneous Finance -- 16.10%
  Associated Estates Realty.................................  3,200      59,800
  Federal National Mortgage Association..................... 11,900     722,925
  Fund American Enterprises Holdings, Inc...................  6,600     976,800
  Leucadia National Corp.................................... 23,600     780,275
  PXRE Corp................................................. 18,360     550,800
                                                                    -----------
                                                                      3,090,600
                                                                    -----------
 Non-Durables and Entertainment -- 3.85%
  Lubys Cafeterias, Inc..................................... 12,900     226,556
  Sbarro, Inc............................................... 18,900     512,663
                                                                    -----------
                                                                        739,219
                                                                    -----------
 Non-Ferrous Metals -- 1.34%
  DeBeers Consolidated Mines, LTD........................... 14,700     257,250
                                                                    -----------
 Producer Goods -- 0.41%
  Tennant Co................................................  1,800      79,650
                                                                    -----------
 Railroads and Shipping -- 4.33%
  Alexander & Baldwin, Inc.................................. 12,500     364,063
  Canadian National Railway Co..............................  8,787     466,809
                                                                    -----------
                                                                        830,872
                                                                    -----------
 Retail -- 1.63%
  Enesco Group, Inc......................................... 10,200     313,650
                                                                    -----------
 Tires and Rubber Goods -- 1.85%
  Bandag, Inc., Class A..................................... 10,290     355,005
                                                                    -----------

    Pegasus Variable Funds
 22

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES    VALUE
                         -----------                          ------   ------
 Tobacco -- 5.12%
  Loews Corp................................................. 9,180  $   799,807
  UST, Inc................................................... 6,800      183,600
                                                                     -----------
                                                                         983,407
                                                                     -----------
TOTAL COMMON STOCKS..........................................         15,628,323
                                                                     -----------
 (Cost $14,708,056)
TOTAL INVESTMENTS............................................        $19,197,931
                                                                     ===========
 (Cost $18,153,397)

 *Non-income producing security.
(1)Securities represent the margin deposit for the futures contracts.

FUTURES CONTRACT

                                    EXPIRATION UNDERLYING FACE AMOUNT UNREALIZED
PURCHASED                              DATE           AT VALUE           GAIN
---------                           ---------- ---------------------- ----------
 4 S&P 500 Futures.................    9/98          $1,143,000         $7,889


                                                    Pegasus Variable Funds

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
TEMPORARY CASH INVESTMENTS -- 5.99%
 Pegasus Cash Management Fund Class I (in shares)......  1,159,301  $ 1,159,301
 Salomon Brothers, Revolving Repurchase Agreement,
  6.03%, 7/1/98 (secured by various U.S. Treasury Bills
  and Strips with maturities ranging from 8/15/98
  through 5/15/08 , all held at Chase Bank)............ $1,773,166    1,773,166
                                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS.......................               2,932,467
                                                                    -----------
 (Cost $2,932,467)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.39%
 U.S. Treasury Securities -- 58.92%
 Strips from U.S. Treasury Securities due:
  11/15/11.............................................    500,000      235,050
  2/15/13..............................................    300,000      131,127
  2/15/14..............................................    450,000      185,306
  5/15/18..............................................    800,000      258,072
 U.S. Treasury Bonds:
  10.375%, 11/15/09....................................    400,000      500,500
  12.75%, 11/15/10.....................................  9,745,000   13,879,024
  10.375%, 11/15/12....................................  2,790,000    3,735,977
  8.75%, 5/15/17.......................................  2,400,000    3,232,128
 U.S. Treasury Inflation Protection Securities:
  3.625%, 7/15/02......................................    202,916      200,696
  3.375%, 1/15/07......................................    203,938      197,502
 U.S. Treasury Note, 7.125%, 02/29/00..................  6,150,000    6,303,750
                                                                    -----------
  (Cost $27,889,587)                                                 28,859,132
                                                                    -----------
 Agency Obligations -- 23.47%
  Federal Home Loan Mortgage Corp. Participation Ctfs.:
  #555238, 12.00%, 07/01/19............................     95,425      107,729
  Federal Home Loan Mortgage Corp. Gtd. Multi-Class
   Mortgage Participation Ctfs.:
  Series 11 Class 11-D, 9.50%, 07/15/19................    250,000      269,670
  Series 22 Class C, 9.50%, 04/15/20...................    151,920      167,243
  Series 47 Class 47-F, 10.00%, 06/15/20...............     97,023      104,307
  Series 99 Class Z, 9.50%, 01/15/21...................     57,335       61,635
  Series 128 Class I, 6.50%, 02/15/21..................    200,000      200,737
  Series 1051 Class D, 7.00%, 11/15/19.................     45,545       45,735
  Series 1065 Class J, 9.00%, 04/15/21.................     92,878       99,424
  Series 1250 Class J, 7.00%, 5/15/22..................    211,000      214,332
  Series 1295 Class JB, 4.50%, 03/15/07................    300,000      285,245
  Series 1297 Class H, 7.50%, 01/15/20.................    204,868      209,257
  Series 1370 Class F, 6.75%, 03/15/19.................    260,000      261,223
  Series 1389 Class SA, IF, 10/15/07...................     40,303       37,372
  Series 1465 Class SA, IO, IF, 02/15/08...............    678,099       28,060
  Series 1484 Class O, 6.00%, 4/15/23..................     54,288       53,446
  Series 1489 Class L, 5.50%, 04/15/08.................     77,009       76,192
  Series 1491 Class MA, 6.75%, 11/15/22................     39,445       39,144
  Series 1543 Class JC, AR, 7/15/23....................     95,000       80,267
  Series 1586 Class A, 6.00%, 09/15/08.................    172,794      172,082
  Series 1589 Class Z, 6.25%, 09/15/23.................    739,536      705,439
  Series 1595 Class S, IO, IF, 10/15/13................    917,488       38,090
  Series 1603 Class IF, IF, 1/15/23....................     45,000       45,953

    Pegasus Variable Funds
 24

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
   Series 1606 Class LC, IF, 05/15/08.................. $  187,878  $   193,102
   Series 1619 Class SD, AR, 11/15/23..................    161,148      164,751
   Series 1646 Class MD, AR, 10/15/22..................    218,537      224,028
   Series 1647 Class SB, IF, 12/15/08..................     80,482       80,292
   Series 1679 Class O, 6.40%, 2/15/09.................    199,762      199,901
   Series 1685 Class Z, Accrual Bond, 6.00%, 11/15/23..    129,609      121,057
   Series 1686 Class SL, IF, 02/15/24..................    133,553      130,957
   Series 1689 Class SD, IF, 10/15/23..................    100,000      102,869
   Series 1700 Class GA, PO, 02/15/24..................    286,574      195,003
   Series 1709 Class C, 5.50%, 12/15/09................    359,647      356,803
   Series 1796-A Class S, IF, 02/15/09.................    125,000      116,793
   Series 1859 Class SB, IO, IF, 10/15/23..............    168,836       29,056
   Sereis 1967 Class PC, PO, 10/15/08..................    250,000      203,644
   Series 2002 Class A, PO, 11/15/22...................    144,000      103,091
   Series 2023 Class PN, PO, 3/15/28...................    792,080      196,268
  Federal National Mortgage Assn. Pass Thru Securities:
   Pool #116612, AR, 03/01/19..........................     74,791       77,290
   Pool #303532, AR, 03/01/29..........................    131,943      132,876
  Federal National Mortgage Assn. Pass Thru Securities
   Gtd. Remic Trust:
   1986 Class K-2, IO, 2.56%, 11/01/08.................    881,964       58,303
   1989 Class 83-H, 8.50%, 11/25/19....................    405,483      421,571
   1990 Class 1-D, 8.80%, 01/25/20.....................    129,256      136,732
   1990 Class 93-G, 5.50%, 08/25/20....................    109,652      107,207
   1990 Class 143-J, 8.75%, 12/25/20...................    153,302      161,811
   1990 Class 140-K, HB, 652.1454%, 12/25/20...........      1,141       29,250
   1991 Class 161-H, 7.50%, 2/25/21....................     41,333       41,485
   1992-G Class 15-Z, 7.00%, 01/25/22..................    280,060      288,104
   1992-G Class 42-Z, 7.00%, 07/25/22..................    151,129      153,821
   1992-G Class 59-F, AR, 10/25/22.....................    128,463      125,938
   1992-G Class 61-Z, 7.00%, 10/25/22..................     40,169       40,230
   1992-G Class 66-JB, 5.00%, 11/25/21.................    200,000      182,862
   1992 Class 143-MA, 5.50%, 9/25/22...................    400,000      371,901
   1992 Class 204-B, 6.00%, 10/25/20...................    250,000      248,756
   1993-G Class 1-KA, 7.90%, 1/25/23...................    108,000      117,051
   1993-G Class 12-C, PO, 2/25/23......................    343,138      320,118
   1993-G Class 13-G, 6.00%, 06/25/20..................    200,000      199,321
   1993 Class 19-G, 5.00%, 05/25/19....................    250,000      243,999
   1993-G Class 19-K, 6.50%, 06/25/19..................     46,124       46,172
   1993 Class 38-S, IO, IF, 11/25/22...................    102,137          751
   1993 Class 44-S, IO, IF, 04/25/23...................    202,553        8,157
   1993 Class 58-J, 5.50%, 04/25/23....................     42,100       41,558
   1993 Class 94-K, 6.75%, 05/25/23....................     36,363       36,414
   1993 Class 139-SG, IF, 8/25/23......................    173,165      153,677
   1993 Class 155-SB, IO, IF, 09/25/23.................    473,233       24,691
   1993 Class 175-S, IF, 05/25/07......................     70,953       71,510
   1993 Class 193-B, 3.00%, 9/25/23....................    226,154      201,306
   1993 Class 220-SD, IF, 11/25/13.....................     49,707       44,408
   1993 Class X-225C-FP, IF, 10/25/22..................    120,000      115,646
   1993 Class 230-FA, IF, 12/25/23.....................    206,397      208,004
   1994 Class 8-G, PO, 11/25/23........................     86,531       71,302

                                                    Pegasus Variable Funds

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
   1994-G Class 13-ZB, 7.00%, 11/17/24................. $  192,624  $   192,383
   1994 Class 30-LA, 6.50%, 2/25/09....................     32,068       32,188
   1994 Class 82-SA, IO, IF, 05/25/23..................  1,131,529       36,323
   1995 Class 13-B, 6.50%, 03/25/09....................    120,569      121,097
   1996 Class 7-C, 6.50%, 12/25/10.....................    200,000      198,528
   1996 Class 20-L, PO, 09/25/08.......................    195,000      145,060
   1996 Class 24-B, PO, 10/25/08.......................    200,000      135,254
   1996 Class 24-K, PO, 2/25/08........................    100,000       82,904
   1996 Class 39-J, PO, 9/25/08........................    150,000      107,706
   1997 Class 85-L, 6.50%, IO, 12/25/20................    437,934       55,123
  Government National Mortgage Assn. Pass Thru
   Securities:
   Pool #297628, 8.00%, 09/15/22.......................    149,118      155,386
  Government National Mortgage Assn. Pass Thru
   Securities
   Gtd. Remic Trust 1994 Class 4-SA, IF, IO, 10/16/22..    609,446       32,789
                                                                    -----------
 (Cost $11,217,820)                                                  11,497,160
                                                                    -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS...........              40,356,292
                                                                    -----------
 (Cost $39,107,407)
ASSET BACKED SECURITIES -- 9.46%
 Arcadia Automobile Receivables Trust,
  Series 1997-B, Class A3, 6.00%, 7/16/01..............    600,000      602,600
  Series 1998-B, Class A3, 5.95%, 1/15/02..............    250,000      250,078
  Series 1998-A, Class AY, 6.00%, 11/15/03.............    200,000      200,136
 Case Equipment Loan Trust Asset Backed Pass Thru.
  Ctf.,
  Series 1995-A, Class A, 7.30%, 03/15/02..............     60,265       60,756
  Series 1995-B, Class A3, 6.15%, 09/15/02.............    155,226      155,809
  Series 1996-A, Class A2, 5.50%, 02/15/03.............    111,611      111,435
 Chase Manhattan Grantor Trust, Series 1995-A, 6.00%,
  09/17/01.............................................    164,129      164,335
 CPS Auto Trust Asset Backed Pass Thru Ctf.,
  Series 1997-4, Class A1, 6.07%, 03/15/03.............    163,660      163,833
 Ford Credit Auto Owner Trust Asset Backed Pass Thru
  Ctf.,
  Series 1997-B, Class A2, 5.95%, 01/15/00.............    300,000      300,421
 Green Tree Financial Corp. Loan Trust Asset Backed
  Ctf.,
  Series 1994-5, Class A2, 7.30%, 11/15/19.............      7,622        7,630
 Merrill Lynch Home Equity Loan, 1992-1, Class A,
  Variable Rate,
  07/15/22.............................................     68,139       68,232
 Nationsbank Auto Grantor Trust Asset Backed Ctf.,
  Series 1995-A, Class A, 8.85%, 06/15/02..............     28,125       28,145
 Navistar Financial Corp. Owner Trust,
  Series 1995-1, Class A2, 6.55%, 11/20/01.............     66,028       66,193
 Olympic Automobile Rec. Trust Asset Backed Pass Thru
  Ctf.,
  Series 1995-C, Class A2, 6.20%, 01/15/02.............    189,639      190,227
  Series 1996-C, Class A5, 7.00%, 03/15/04.............    300,000      308,174
 Sears Credit Account Master Trust, Asset Backed Pass
  Thru Ctf.
  Series 1998-1A, 5.80%, 8/15/05.......................    200,000      199,500
 ONYX Acceptance Grantor Trust Auto Loan Pass Thru
  Ctf.,
  Series 1996-1, Class A, 5.40%, 05/15/01..............    129,079      128,715
 Western Financial Asset Backed Pass Thru Ctf.,
  Series 1996-C, Class A4, 6.80%, 12/20/03.............    150,000      152,069

    Pegasus Variable Funds
 26

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
 WFS Financial Owner Trust Asset Backed Pass Thru Ctf.,
  Series 1997-A, Class A3, 6.50%, 09/20/01............. $  195,947  $   197,350
  Series 1997-B, Class A2, 6.05%, 07/20/00.............    228,446      228,764
  Series 1997-C, Class A2, 5.95%, 06/20/00.............    188,590      188,633
  Series 1997-D, Class A2, 6.20%, 09/20/00.............    350,000      350,547
  Series 1996-D, Class A-3, 6.05%, 07/20/01............    210,519      211,112
 World Omni Automobile Lease Sec Trust Asset Backed
  Pass Thru Ctf.,
  Series 1995-A, Class A, 6.05%, 11/25/01..............     49,728       49,744
  Series 1997-B, Class A1, 6.07%, 11/25/97.............    250,000      250,545
                                                                    -----------
TOTAL ASSET BACKED SECURITIES..........................               4,634,983
                                                                    -----------
 (Cost $4,620,974)
CORPORATE BONDS AND NOTES -- 2.16%
 Finance -- 1.07%
  Associates Corp. of North America:
   9.125%, 04/01/00....................................     85,000       89,376
   8.15%, 08/01/09.....................................    200,000      229,566
   5.96%, 05/15/37.....................................    200,000      202,566
                                                                    -----------
 (Cost $516,027)                                                        521,508
                                                                    -----------
 Industry -- 0.93%
  Boeing Co., 7.95%, 08/15/24..........................    110,000      135,897
  Ford Motor Credit Corp., 8.20%, 02/15/02.............    300,000      320,441
                                                                    -----------
 (Cost $445,749)                                                        456,338
                                                                    -----------
 Public Utility -- 0.16%
  Nippon Telegraph & Telephone Corp., 9.50%, 07/27/98..     80,000       80,166
                                                                    -----------
 (Cost $80,210)
TOTAL CORPORATE BONDS AND NOTES........................               1,058,012
                                                                    -----------
 (Cost $1,041,987)
TOTAL INVESTMENTS......................................             $48,981,754
                                                                    ===========
 (Cost $47,702,834)

NOTES TO PORTFOLIO OF INVESTMENTS

 The Pegasus Variable Bond Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

Adjustable Rate (AR)
 Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

 Interest Only (IO) represent the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields of other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

                                                    Pegasus Variable Funds

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements

 High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

 Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

    Pegasus Variable Funds
 28

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
(1) ORGANIZATION AND COMMENCEMENT OF OPERATIONS

 The Pegasus Variable Funds (the "Trust" or the "Funds") was organized as a Delaware business trust on November 7, 1994, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of June 30, 1998, the Trust consisted of five separate series of which there were four Equity Funds and one Bond Fund (the "Funds"), as described below.

          EQUITY FUNDS:
           Pegasus Variable Growth and Value Fund
           Pegasus Variable Mid-Cap Opportunity Fund
           Pegasus Variable Growth Fund
           Pegasus Variable Intrinsic Value Fund

          BOND FUND:
           Pegasus Variable Bond Fund

 The Funds commenced operations on March 30, 1995, except for the Intrinsic Value Fund and the Bond Fund, which commenced operations on May 1, 1997. Shares of the Trust are made available to serve as the underlying investment media of the variable annuity contracts issued by Separate Account Six of ITT Hartford Life & Annuity Insurance Company. Orders for the Trust's shares are executed in accordance with the investment instructions of the contract owners.

 On June 26, 1997, the Pegasus Variable Annuity Managed Assets Balanced and Money Market Funds liquidated their assets and discontinued operations. Shareholder investments in these two portfolios were reallocated into other existing mutual funds offered by Separate Account Six within ITT Hartford Life and Annuity Insurance Company, such shares being equal in value to the net assets so reallocated.

 As of December 31, 1997 the Pegasus Variable Annuity Growth and Value Fund, Pegasus Variable Annuity Mid-Cap Opportunity Fund, Pegasus Variable Annuity Growth Fund, Pegasus Variable Annuity Intrinsic Value Fund, and Pegasus Variable Annuity Bond Fund changed their names to the Pegasus Variable Growth and Value Fund, Pegasus Variable Mid-Cap Opportunity Fund, Pegasus Variable Growth Fund, Pegasus Variable Intrinsic Value Fund, and Pegasus Variable Bond Fund, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investments
 The Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, First Chicago NBD Investment Management Company (FCNIMCO), in accordance with procedures approved by the Board of Trustees. Fixed income securities are valued at the mean of the closing bid and ask price as estimated by an independent pricing service. Fixed income securities with maturities less than 60 days are carried at amortized cost, which approximates market value.

 Investment security purchases and sales are accounted for as of the trade date.


                                                    Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
 The Trust invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to the Trust's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount;
and 3) funds are not disbursed by the Trust or its agent unless collateral is presented or acknowledged by the collateral custodian.

Investment Income
 Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted under the effective interest rate method as required by the Internal Revenue Code and by generally accepted accounting principles. For mortgage-backed securities, as prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

Futures contracts
 The Funds may enter into futures contracts for the purpose of hedging against changes in the value of their portfolio securities or in securities they intend to purchase. The Equity Funds may also enter into stock index futures contracts as a substitute for comparable market positions in the underlying securities. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. Futures contracts are valued based upon their quoted daily closing prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The daily change in the value of the contract is recorded as an unrealized gain or loss. Futures contracts open at December 31, 1997 and their related unrealized market appreciation (depreciation) are set forth in the notes to the Portfolio of Investments.

 There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with the change in value of the hedged investments.

Federal Income Taxes
 It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

 Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily because of the recognition of wash sales transactions and post-October 30 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that net investment income or realized gains were recorded by the Funds. Certain book-to-tax timing differences for the Funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

Shareholder Dividends
 Dividends from net investment income are declared and paid quarterly by the Equity Funds and monthly by the Bond Fund. Net realized capital gains are distributed annually or as necessary to comply with Subchapter M of the Internal Revenue Code. Distributions from net investment income and net realized gains are made during each year to prevent the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

    Pegasus Variable Funds
 30

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

Deferred Organization Costs
 Organization costs are amortized on a straight-line basis over a five year period beginning with the commencement of operations of each portfolio.

Expenses
 Expenses are charged daily as a percentage of the respective Fund's assets. The Trust monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

When Issued/To Be Announced (TBA) Securities
 The Bond Fund may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Fund to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Fund generally purchases these securities with the intention of acquisition, such securities may be sold before the settlement.

(3) INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

 FCNIMCO is the investment advisor pursuant to an Advisory Agreement with the Trust. For its advisory services to the Trust, FCNIMCO is entitled to a fee, computed daily and payable monthly.

 FCNIMCO and BISYS serve as the Trust's Co-Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled to a monthly administration fee at the annual rate of 0.15% of each Fund's average daily net assets.

 Prior to October 7, 1996, the Funds incurred no separate administration fee in addition to the advisory fee for administrative services rendered by FCNIMCO under the prior investment advisory agreement.

 FCNIMCO has agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular Fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on the Trust. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where the Trust has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the period ended June 30, 1998, FCNIMCO reimbursed the Variable Growth and Value Fund, Variable Mid-Cap Opportunity Fund, Variable Growth Fund, Variable Intrinsic Value Fund, and Variable Bond Fund for certain expenses in the amounts of $12,486, $35,576, $21,133, $15,096 and $1,759, respectively.

 On April 10, 1998, First Chicago NBD Investment Management Company's parent company, First Chicago NBD Corporation, entered into an agreement and plan of merger with BANC ONE CORPORATION pursuant to which First Chicago NBD Corporation will merge with and into BANC ONE CORPORATION. The merger is conditioned upon, among other things, approval by holders of a majority of the BANC ONE CORPORATION common stock, approval by holders of a majority of the First Chicago NBD Corporation common stock, and receipt of certain regulatory and governmental approvals.

                                                    Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(4) INVESTMENT SECURITIES TRANSACTIONS

 Information with respect to investment securities and security transactions at federal tax cost, excluding short-term investments, for the period ended June 30, 1998 is as follows:

                                        MID-CAP
                         GROWTH AND   OPPORTUNITY                INTRINSIC
                         VALUE FUND      FUND      GROWTH FUND  VALUE FUND    BOND FUND
-----------------------------------------------------------------------------------------
Gross Unrealized Gains   $ 8,601,505  $ 3,143,615  $ 7,213,453  $ 1,683,053  $ 1,388,928
Gross Unrealized Losses   (1,507,492)    (495,089)    (516,545)    (630,630)    (110,008)
-----------------------------------------------------------------------------------------
                         $ 7,094,013  $ 2,648,526  $ 6,696,908  $ 1,052,423  $ 1,278,920
-----------------------------------------------------------------------------------------
Federal Income Tax Cost  $45,585,015  $13,924,495  $14,601,086  $18,153,397  $47,702,834
Purchases                $15,102,418  $ 4,975,816  $ 5,630,720  $ 4,672,896  $15,459,999
Sales                    $ 7,276,268  $ 1,977,547  $ 3,002,249  $   819,662  $ 2,310,196

(5) EXPENSES

 For the period ended June 30, 1998, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded 0.95% for the Growth and Value, Mid-Cap Opportunity, Growth, and Intrinsic Value Funds and 0.75% for the Bond Fund (as a percentage of each Fund's average daily net assets).

(6) EQUITY OF AFFILIATES:

 As of June 30, 1998, Hartford Life Insurance Company held a direct interest in shares as follows:

                                             PERCENTAGE OF
                                     SHARES  TOTAL SHARES
             ---------------------------------------------
           Pegasus Variable Growth
            and Value Fund            56,417     1.89%
           Pegasus Variable Mid-Cap
            Opportunity Fund          61,711     5.96%
           Pegasus Variable Growth
            Fund                      55,735     4.81%
           Pegasus Variable Intrin-
            sic Value Fund            52,240     3.23%
           Pegasus Variable Bond
            Fund                     214,199     4.56%

    Pegasus Variable Funds
 32

                           [INTENTIONALLY LEFT BLANK]





                                                    Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
See Notes to Financial Statements.
The Financial Highlights present a per share analysis of how the Pegasus Variable Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements of the Funds and other information for the periods presented.

                                                     INVESTMENT OPERATIONS
                                          -------------------------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND
                                                               UNREALIZED
                                                               GAIN (LOSS)
                                                                   ON
                                          NET ASSET    NET     INVESTMENTS               FROM
                                           VALUE,   INVESTMENT     AND     TOTAL FROM    NET
                                          BEGINNING   INCOME    FINANCIAL  INVESTMENT INVESTMENT
                                          OF PERIOD   (LOSS)     FUTURES   OPERATIONS   INCOME
GROWTH AND VALUE FUND
For the period ended 6/30/98 (Unaudited)   $16.22      0.05       1.31        1.36      (0.05)
December 31, 1997                           13.19      0.13       3.38        3.51      (0.13)
December 31, 1996                           11.63      0.15       2.02        2.17      (0.14)
December 31, 1995(/1/)                      10.00      0.13       1.63        1.76      (0.13)
------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
For the period ended 6/30/98 (Unaudited)   $14.38     (0.01)      1.04        1.03         --
December 31, 1997                           13.46      0.01       3.55        3.56      (0.01)
December 31, 1996                           11.02      0.03       2.67        2.70      (0.03)
December 31, 1995(/1/)                      10.00      0.05       1.02        1.07      (0.05)
------------------------------------------------------------------------------------------------
GROWTH FUND
For the period ended 6/30/98 (Unaudited)   $15.39     (0.02)      3.06        3.04         --
December 31, 1997                           13.28      0.03       3.36        3.39      (0.03)
December 31, 1996                           11.37      0.05       1.94        1.99      (0.05)
December 31, 1995(/1/)                      10.00      0.06       1.38        1.43      (0.05)
------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND
For the period ended 6/30/98 (Unaudited)   $11.53      0.12       0.40        0.52      (0.11)
For the period ended 12/31/97(/2/)          10.00      0.12       1.57        1.69      (0.12)
------------------------------------------------------------------------------------------------
BOND FUND
For the period ended 6/30/98 (Unaudited)   $10.44      0.29       0.10        0.39      (0.29)
For the period ended 12/31/97(/2/)          10.00      0.37       0.45        0.82      (0.37)
------------------------------------------------------------------------------------------------
                                            LESS DISTRIBUTIONS
                                          ----------------------------------
                                            FROM    IN EXCESS
                                          REALIZED OF REALIZED     TOTAL
                                           GAINS      GAINS    DISTRIBUTIONS
                                          ----------------------------------
GROWTH AND VALUE FUND
For the period ended 6/30/98 (Unaudited)   (0.07)        --        (0.12)
December 31, 1997                          (0.35)        --        (0.48)
December 31, 1996                          (0.47)        --        (0.61)
December 31, 1995(/1/)                        --         --        (0.13)
------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
For the period ended 6/30/98 (Unaudited)   (0.09)        --        (0.09)
December 31, 1997                          (2.63)        --        (2.64)
December 31, 1996                          (0.23)        --        (0.26)
December 31, 1995(/1/)                        --         --        (0.05)
------------------------------------------------------------------------------------------------
GROWTH FUND
For the period ended 6/30/98 (Unaudited)   (0.04)        --        (0.04)
December 31, 1997                          (1.25)        --        (1.28)
December 31, 1996                          (0.01)     (0.02)       (0.08)
December 31, 1995(/1/)                     (0.01)        --        (0.06)
------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND
For the period ended 6/30/98 (Unaudited)   (0.05)        --        (0.16)
For the period ended 12/31/97(/2/)         (0.04)        --        (0.16)
------------------------------------------------------------------------------------------------
BOND FUND
For the period ended 6/30/98 (Unaudited)      --         --        (0.29)
For the period ended 12/31/97(/2/)         (0.01)        --        (0.38)
------------------------------------------------------------------------------------------------

(1) Commenced operations on March 30, 1995.

(2) Commenced operations on May 1, 1997.

+ Annualized.

    Pegasus Variable Funds
 34

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA      RATIOS TO AVERAGE NET ASSETS
 ------------------------------------------------------------


  NET                                              EXPENSES
 ASSET               NET                 NET       WITHOUT
 VALUE             ASSETS             INVESTMENT FEE WAIVERS/ PORTFOLIO
 END OF  TOTAL     END OF               INCOME    REIMBURSED  TURNOVER
 PERIOD  RETURN    PERIOD    EXPENSES   (LOSS)     EXPENSES     RATE
 --------------------------------------------------------------------------
 17.46   17.60%+ $52,143,698  0.95%+     0.65%+     1.00%+     16.76%
 16.22   26.80%  $38,705,197  0.93%      0.93%      1.10%      31.11%
 13.19   18.75%  $ 8,602,557  0.85%      1.35%      2.27%      46.82%
 11.63   22.75%+ $ 3,753,691  0.85%+     1.78%+     4.93%+     17.47%
---------------------------------------------------------------------------
 15.32   14.42%+ $15,868,068  0.95%+    (0.15%)+    1.46%+     14.61%
 14.38   26.65%  $11,668,230  0.91%      0.04%      1.49%      80.65%
 13.46   24.53%  $ 9,215,660  0.85%      0.28%      2.11%      37.44%
 11.02   14.20%+ $ 4,972,365  0.85%+     0.67%+     4.64%+     32.11%
---------------------------------------------------------------------------
 18.39   39.50%+ $21,318,833  0.95%+    (0.21%)+    1.16%+     16.34%
 15.39   25.45%  $15,839,911  0.91%      0.21%      1.26%      51.00%
 13.28   17.52%  $11,542,021  0.85%      0.49%      1.65%      23.11%
 11.37   18.82%+ $ 6,434,936  0.85%+     0.81%+     3.15%+      4.46%
---------------------------------------------------------------------------
 11.89    9.12%+ $19,229,502  0.95%+     2.17%+     1.12%+      5.21%
 11.53   25.26%+ $13,925,558  0.95%+     1.83%+     1.22%+     19.64%
---------------------------------------------------------------------------
 10.54    7.64%+ $49,530,730  0.75%+     5.86%+     0.76%+      5.94%
 10.44   12.29%+ $34,229,870  0.75%+     5.97%+     0.77%+     14.77%
---------------------------------------------------------------------------

                                                    Pegasus Variable Funds
                                                                            35